Short-term Investments	3 Months Ended
Mar. 31, 2019
Short-term Investments
Short-term Investments

4. Short-term Investments

	December 31,	March 31,
	2018	2019
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	214,538	179,796
HK$	377	378
	214,915	180,174

Note:     The weighted average effective interest rate on bank deposits for the year ended December 31, 2018 and the three months ended March 31, 2019 was 2.18% per annum and 2.82% per annum respectively (with maturity ranging from 91 to 100 days and 91 to 97 days respectively).